Sohu.com Limited Shareholders' Equity (Sogou 2010 Share Incentive Plan, Share Option Assumptions, Narrative) (Details) - Sogou [Member] - Share Options [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2
Estimated forfeiture rate	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		3
Estimated forfeiture rate	12.00%
Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple			2
Estimated forfeiture rate	0.00%		12.00%
Estimated dividend yield	0.00%	0.00%	0.00%
Sogou 2010 Share Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2	2
Estimated forfeiture rate	0.00%	0.00%
Sogou 2010 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	3	3
Estimated forfeiture rate		12.00%
Sogou 2010 Share Incentive Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	3
Sogou 2010 Share Incentive Plan [Member] | Management [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	0.00%
Sogou 2010 Share Incentive Plan [Member] | Key employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2
Estimated forfeiture rate	12.00%